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ALEXANDER KARAMPATSOS alexander.karampatsos@dechert.com +1 202 261 3402 Direct +1 617 275 8365 Fax

November 13, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust
Preliminary Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a preliminary Registration Statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Goldman Sachs Trust (“Registrant”). This preliminary N-14 is being filed in connection with the reorganization of the Goldman Sachs Imprint Emerging Markets Opportunities Fund (“Acquired Fund”), a series of the Registrant, with and into the Goldman Sachs ESG Emerging Markets Equity Fund (“Surviving Fund”), another series of the Registrant, in exchange for shares of the Surviving Fund and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3402.

Sincerely,

/s/ Alexander Karampatsos
Alexander Karampatsos